January 14, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 314 (File No. 333-192858) and Amendment No. 318 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 314 and, under the Investment Company Act of 1940, as amended, Amendment No. 318 (the “Initial Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Initial Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing five new series of the Trust: the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund and Barrow Hanley US Value Opportunities Fund (the “Funds”).

As disclosed in greater detail in the Initial Amendment, each Fund will be the successor to a private predecessor fund (each, a “Predecessor Fund”). In this regard, each Predecessor Fund will be reorganized into its corresponding Fund in connection with the commencement of operations of the Fund. Before the Initial Amendment goes automatically effective on Wednesday, March 30, 2022 (i.e., the 75th day after filing), the Trust intends to file a second post-effective amendment pursuant to Rule 485(a)(2) under the 1933 Act (the “Subsequent Amendment”) for the purposes of (i) including each Predecessor Fund’s audited financial statements for the fiscal year ending December 31, 2021 as an Appendix to the Statement of Additional Information filed as part of the Subsequent Amendment in accordance with Rule 6-11 of Regulation S-X; and (ii) incorporating Securities and Exchange Commission staff (the “Staff”) comments provided on the Initial Amendment. The Trust then intends to ask the Staff to accelerate the effectiveness of the Subsequent Amendment after all Staff comments are resolved.

If you have any questions regarding the Initial Amendment, please contact the undersigned at 215.963.5862.

Sincerely,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001